Taxes (Details) $ in Millions			12 Months Ended
	Apr. 01, 2018 USD ($)	Apr. 01, 2018 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Taxes [Line Items]
Total income tax (benefit) expenses			$ (49,104)	$ 120,391
Taxable income			7,920	80,640
Net operating loss carry forwards			$ 959,685	$ 867,477
Hong Kong [Member]
Taxes [Line Items]
Profits tax at a rate			(0.51%)	12.20%
Total income tax (benefit) expenses			$ (49,104)	$ 120,391
Starchain and HF IAM [Member]
Taxes [Line Items]
Total income tax (benefit) expenses	$ 256,000	$ 2
Starchain and HF IAM [Member] | Hong Kong [Member]
Taxes [Line Items]
Profits tax at a rate	16.50%	16.50%
Total income tax (benefit) expenses	$ 256,000	$ 2
Minimum [Member] | Starchain and HF IAM [Member]
Taxes [Line Items]
Profits tax at a rate	8.25%	8.25%
Maximum [Member] | Hong Kong [Member]
Taxes [Line Items]
Profits tax at a rate	16.50%	16.50%